Notes on the Consolidated Statements of Operations and Comprehensive Loss - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Income Statement [Abstract]
Net loss	€ (4,874)	€ (1,147)
Weighted average shares outstanding - basic and diluted (in shares)	1,300	1,294
Net loss per share - basic and diluted (in euros per share)	€ (3.75)	€ (0.89)